                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



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 1.    Name and address of issuer:

       Metropolitan Life Separate Account UL
       c/o Metropolitan Life Insurance Company
       200 Park Avenue, New York, New York 10166

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 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes)               [X]

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 3.    Investment Company Act File Number: 811-06025

       Securities Act File Number:         *033-47927, 033-32813, 033-57320,
                                           033-91226, 333-40161, 333-135659,
                                           and 333-131664

       *The fee will be paid in the filing of 033-47927

       CIK                                 0000858997


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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE:IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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 5.   Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during the fiscal
             year pursuant to section 24(f):                       $577,219,741
                                                                   ------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                     $128,630,204
                                                  ------------
      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending
             no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees
             payable to the Commission:           $          0
                                                  ------------
      (iv)   Total available redemption
             credits [add Items 5(ii) and
             5(iii)]:                                              $128,630,204
                                                                   ------------
      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                           $448,589,537
                                                                   ------------
      (vi)   Redemption credits available for
             use in future years -- if Item
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item
             5(i)]:                               $   (      )
                                                  ------------
      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                             x       .0000307
                                                                   ------------
      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                            =   $     13,772
                                                                   ============
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 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA

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 7.   Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               +   $          0
                                                                   ------------
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 8.   Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                               =   $     13,772
                                                                   ------------
      * The fee will be paid in the filing of 033-47927, CIK: 0000858997
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 22,2007
             Method of Delivery:

                         Wire Transfer
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /S/ John E Connolly
                             -------------------------------------------------
                             John E Connolly: Assistant General Counsel
Date: March 23, 2007

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